Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 361,438	$ 280,117	$ 187,946
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	263,859	211,070	118,176
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	65,734	33,077	28,547
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 31,845	$ 35,970	$ 41,223